ARRANGEMENT AND ASSETS HELD FOR SALE (Details Narrative)	Dec. 31, 2021 CAD ($) shares
Statement [Line Items]
Business Arrangement Transaction Costs | $	$ 426,394
Nickel Co
Statement [Line Items]
Issuance Of Shares | shares	50,000,000
Transferred Net Assets | $	$ 17,192,325
Vanadium Co
Statement [Line Items]
Issuance Of Shares | shares	50,000,000
Transferred Net Assets | $	$ 16,043,745
Royalty Co
Statement [Line Items]
Royalties Purchase From Exchange Of Issuance Of Shares | shares	1,785,430